Share based compensation - Activity SOP 2020 (Details) - SOP 2020	12 Months Ended
Dec. 31, 2020 EUR (€) € / shares shares
Number of awards
Granted during the period (shares) | €	2,445,833
Forfeited during the period (shares) | €	(40,000)
Unvested awards outstanding at end of period (shares) | €	2,405,833
Weighted average remaining life (years)
Weighted average remaining life , granted during the period	2 years 4 months 24 days
Weighted average remaining life for unvested awards outstanding	2 years 4 months 24 days
Weighted average exercise price
Weighted average exercise price, granted during the period (per share) | € / shares	€ 1.5
Weighted average exercise price, unvested awards outstanding (per share) | € / shares	1.5
Weighted average fair value
Unvested awards, fair value at end of period (per share) | € / shares	€ 1.4
Number of potential additional grants | shares	1,420,848